Financial Risk Management - Net Gains and Losses by Category of Financial Instruments (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Financial Instruments At Fair Value Through Profit Or Loss Explanatory [Line Items]
Interest income		₩ 134,664	₩ 85,624	₩ 88,888
Interest expense		(723,429)	(414,521)	(434,089)
Forign currency differences		(103,882)	9,274	(250,181)
(Reversal of) Bad debt expense		181	569	(273)
Gain Or Loss On Disposal		(48,964)	(39,588)	(6,119)
Gain or loss on valuation		(13,274)	226,713	(62,863)
Gain or loss on derivative		102,116	177,130	221,292
Others			(43)	(14)
Net gain loss on financial assets and liabilities		(652,588)	45,158	(443,359)
Financial Assets At Amortized Cost [member]
Disclosure Of Financial Instruments At Fair Value Through Profit Or Loss Explanatory [Line Items]
Interest income		134,664	85,624	88,888
Forign currency differences		108,546	1,061,416	668,140
(Reversal of) Bad debt expense		181	569	(273)
Gain Or Loss On Disposal		(48,600)	(37,087)	(4,877)
Net gain loss on financial assets and liabilities		194,791	1,110,522	751,878
Financial Liabilities At Amortised Cost [member]
Disclosure Of Financial Instruments At Fair Value Through Profit Or Loss Explanatory [Line Items]
Interest expense		(723,429)	(403,415)	(418,674)
Forign currency differences		(176,376)	(946,650)	(848,072)
Gain Or Loss On Disposal		(167)
Gain or loss on valuation				(250)
Net gain loss on financial assets and liabilities		(899,972)	(1,350,065)	(1,266,996)
Financial Assets At FVTPL [member]
Disclosure Of Financial Instruments At Fair Value Through Profit Or Loss Explanatory [Line Items]
Gain Or Loss On Disposal		132	171	(1,242)
Gain or loss on valuation		(13,274)	6,473	5,808
Net gain loss on financial assets and liabilities		(13,142)	6,644	4,566
Financial Liabilities At FVTPL [member]
Disclosure Of Financial Instruments At Fair Value Through Profit Or Loss Explanatory [Line Items]
Interest expense			(11,106)	(15,415)
Forign currency differences			(105,492)	(70,249)
Gain Or Loss On Disposal			(2,672)
Gain or loss on valuation			220,240	(68,421)
Others			(43)	(14)
Net gain loss on financial assets and liabilities			100,927	(154,099)
Financial Liabilities At FVOCI [member]
Disclosure Of Financial Instruments At Fair Value Through Profit Or Loss Explanatory [Line Items]
Gain Or Loss On Disposal		(329)
Net gain loss on financial assets and liabilities		(329)
Other Financial Instruments [Member]
Disclosure Of Financial Instruments At Fair Value Through Profit Or Loss Explanatory [Line Items]
Gain or loss on derivative	[1]			221,292
Net gain loss on financial assets and liabilities	[1]			₩ 221,292
Derivatives [member]
Disclosure Of Financial Instruments At Fair Value Through Profit Or Loss Explanatory [Line Items]
Forign currency differences	[2]	(36,052)
Gain or loss on derivative	[2]	102,116	177,130
Net gain loss on financial assets and liabilities	[2]	₩ 66,064	₩ 177,130

[1]	Other financial instruments exclude cash flow hedging derivatives.
[2]	Other financial instruments exclude cash flow hedging derivatives.